Debt - Revolving Credit Facility (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2018
Long-Term Debt Instrument [Line Items]
Debt, principal	$ 8,168,000,000	$ 9,981,000,000
Gains (losses) on debt restructuring	263,000,000	233,000,000	$ 236,000,000
Chesapeake Revolving Credit Facility [Member]
Long-Term Debt Instrument [Line Items]
Revolving credit, current borrowing capacity		3,000,000,000.0
Revolving credit, maximum borrowing capacity	4,000,000,000.0
Revolving credit, outstanding	107,000,000
Gains (losses) on debt restructuring	$ (3,000,000)
Leverage ratio	4.00								5.50
Chesapeake Revolving Credit Facility [Member] | Scenario, forecast [Member]
Long-Term Debt Instrument [Line Items]
Leverage ratio				4.00				5.50
Secured leverage ratio				2.50
Fixed charge coverage ratio					2.50	2.25	2.00
Chesapeake Revolving Credit Facility [Member] | Revolving credit facility [Member]
Long-Term Debt Instrument [Line Items]
Debt, principal	$ 419,000,000	$ 781,000,000
Alternative Base Rate (ABR) [Member] | Chesapeake Revolving Credit Facility [Member] | Maximum [Member]
Long-Term Debt Instrument [Line Items]
Basis spread on variable rate	2.00%
Alternative Base Rate (ABR) [Member] | Chesapeake Revolving Credit Facility [Member] | Minimum [Member]
Long-Term Debt Instrument [Line Items]
Basis spread on variable rate	0.50%
London Interbank Offered Rate (LIBOR) [Member] | Chesapeake Revolving Credit Facility [Member] | Maximum [Member]
Long-Term Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
London Interbank Offered Rate (LIBOR) [Member] | Chesapeake Revolving Credit Facility [Member] | Minimum [Member]
Long-Term Debt Instrument [Line Items]
Basis spread on variable rate	1.50%